Mortgage Banking Activities, Economic Assumptions and Sensitivity of Residential MSRs (Details) - Residential mortgage servicing rights [Member] $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / loan	Dec. 31, 2019 USD ($) $ / loan
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 6,125	$ 11,517
Expected weighted-average life (in years)	3 years 8 months 12 days	5 years 3 months 18 days
Assumption For Fair Value Of Assets Or Liabilities That Relate To Transferor's Continuing Involvement, Key Economic Assumptions [Abstract]
Prepayment speed assumption	19.90%	11.90%
Impact on fair value from 10% adverse change	$ 434	$ 537
Impact on fair value from 25% adverse change	$ 1,002	$ 1,261
Discount rate assumption	5.80%	7.20%
Impact on fair value from 100 basis point increase	$ 229	$ 464
Impact on fair value from 200 basis point increase	$ 440	$ 889
Cost to service assumption ($ per loan) | $ / loan	130	102
Impact on fair value from 10% adverse change	$ 181	$ 253
Impact on fair value from 25% adverse change	$ 454	$ 632